Impairment Charges and Reversals - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments	$ 0	$ 0
Upstream | Discount rate | Sunrise
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments	$ 0
Upstream | Discount rate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.01
Upstream | Discount rate | Discounted future cash flows | Sunrise
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.01
Upstream | Forward Price Estimate | Sunrise
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments	$ 0
Upstream | Forward Price Estimate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.05
Upstream | Forward Price Estimate | Discounted future cash flows | Sunrise
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.05
Upstream | Minimum | Discount rate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.13	0.14
Downstream | Discount rate | Toledo CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments		$ 0
Downstream | Discount rate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.01
Downstream | Discount rate | Discounted future cash flows | Lima And Wood River
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments		$ 214,000,000
Significant unobservable input, assets		0.01
Downstream | Forward Price Estimate | Toledo CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments		$ 0
Downstream | Forward Price Estimate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.05
Downstream | Forward Price Estimate | Discounted future cash flows | Lima And Wood River
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments		$ 619,000,000
Significant unobservable input, assets		0.05
Downstream | Minimum | Discount rate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.15
Downstream | Minimum | Forward Price Estimate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.01
Downstream | Maximum | Discount rate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.16
Downstream | Maximum | Forward Price Estimate | Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.06